Equity Incentive Plan - Stock Options and Other Equity Awards (Details) - $ / shares shares in Millions		3 Months Ended	12 Months Ended
	Jul. 19, 2024	Aug. 31, 2025	May 31, 2025	May 31, 2024
Share-based Compensation
Stock option granted, exercise price		$ 0.26
Options outstanding, vested			28.6	19.7
Options outstanding, nonvested			9.7	6.1
Shares issued during the period new issues shares	25.4
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares			13.0
Management, Employees And Consultants | Maximum
Share-based Compensation
Stock option granted, exercise price			$ 0.41
Stock options grant date fair value			0.37
Management, Employees And Consultants | Minimum
Share-based Compensation
Stock option granted, exercise price			0.13
Stock options grant date fair value			$ 0.11